STOCKHOLDERS' EQUITY (Details 5)	12 Months Ended
Dec. 31, 2015 shares
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Number Outstanding (in shares)	75,162
Exercise Price $90 [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Number Outstanding (in shares)	20,419
Weighted Average Remaining Contractual Life (in years)	2 years 9 months 29 days
Exercise Price $120 [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Number Outstanding (in shares)	49,646
Weighted Average Remaining Contractual Life (in years)	4 years 9 months 7 days
Exercise Price $1,380 [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Number Outstanding (in shares)	1,208
Weighted Average Remaining Contractual Life (in years)	4 years 1 month 6 days
Exercise Price $2,400 [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Number Outstanding (in shares)	352
Weighted Average Remaining Contractual Life (in years)	4 years 1 month 20 days
Exercise Price $2,626 [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Number Outstanding (in shares)	143
Weighted Average Remaining Contractual Life (in years)	2 years 10 months 20 days
Exercise Price $4,200 [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Number Outstanding (in shares)	59
Weighted Average Remaining Contractual Life (in years)	2 years 7 months 24 days
Exercise Price $6,600 [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Number Outstanding (in shares)	476
Weighted Average Remaining Contractual Life (in years)	1 month 17 days
Exercise Price $8,244 [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Number Outstanding (in shares)	2,722
Weighted Average Remaining Contractual Life (in years)	2 years 7 months 28 days
Exercise Price $9,444 [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Number Outstanding (in shares)	11
Weighted Average Remaining Contractual Life (in years)	3 months 11 days
Exercise Price $10,500 [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Number Outstanding (in shares)	119
Weighted Average Remaining Contractual Life (in years)	2 years 14 days
Exercise Price $42,000 [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Number Outstanding (in shares)	7
Weighted Average Remaining Contractual Life (in years)	1 year 2 months 12 days